Document and Entity Information	6 Months Ended
Apr. 30, 2017
Document And Entity Information
Entity Registrant Name	Sunset Island Group, Inc
Entity Central Index Key	0001689066
Document Type	S-1/A
Document Period End Date	Apr. 30, 2017
Amendment Flag	true
AmendmentDescription	Amendment
Current Fiscal Year End Date	--10-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017